Share-Based Compensation (Details)													1 Months Ended	6 Months Ended
	Apr. 27, 2026	Dec. 31, 2025	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Dec. 31, 2024	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Aug. 16, 2023 $ / shares shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jun. 30, 2022 shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jan. 31, 2022 shares
Share-Based Compensation [Line Items]
Shares held employee benefit trust																416,148
Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted
Exercise price (in Dollars per share) | ¥ / shares
Contractual term		7 years 3 months 18 days				8 years 3 months 18 days								6 years 9 months 18 days	7 years 9 months 18 days
Share-based compensation (in Yuan Renminbi) | ¥														¥ 12,113	¥ 62,337
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares													518,950
Total issued and outstanding shares percentage													10.00%
Contractual term												10 years
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Percentage of vested	33.30%				33.30%				33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-Based Compensation [Line Items]
Contractual term														10 years
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-Based Compensation [Line Items]
Contractual term														10 years
Percentage of vested				33.30%				33.30%			33.30%
Share Incentive Plan [Member] | Vested [Member] | Option [Member]
Share-Based Compensation [Line Items]
Contractual term										10 years
Percentage of vested			33.30%				33.30%			33.30%
Granted option shares										1,299
Share Incentive Plan [Member] | Vested [Member] | Option [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares										$ 0.002
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares held in employee trust and transferable														120,855
Shares held in employee trust due to forfeiture														25,665
Restricted Stock Units (RSUs) [Member] | Zhejiang Haowei [Member]
Share-Based Compensation [Line Items]
Shares held employee benefit trust																562,668
Restricted Stock Units (RSUs) [Member] | Nanometa Ltd [Member]
Share-Based Compensation [Line Items]
Shares held														146,520
Common Class A [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted												22,522
Exercise price (in Dollars per share) | $ / shares												$ 0.002
Common Class A [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted												7,787
Exercise price (in Dollars per share) | $ / shares												$ 0.002
Common Class A [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-Based Compensation [Line Items]
Employee stock options, granted												54,579
Exercise price (in Dollars per share) | $ / shares												$ 0.002